Insurance business - (H) Life business contractual service margin run-off (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	£ (4,295)	£ (4,179)
Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(371)	(467)
Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(339)	(319)
Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(289)	(293)
Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(265)	(251)
Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(244)	(232)
5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(951)	(914)
Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,836)	(1,703)
Insurance and participating investment contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(4,385)	(4,646)
Insurance and participating investment contracts | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	0	(544)
Insurance and participating investment contracts | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(383)	(900)
Insurance and participating investment contracts | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(349)	(324)
Insurance and participating investment contracts | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(297)	(297)
Insurance and participating investment contracts | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(272)	(254)
Insurance and participating investment contracts | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(250)	(235)
Insurance and participating investment contracts | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(969)	(922)
Insurance and participating investment contracts | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,865)	(1,714)
Pensions and investments
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(3,117)	(2,733)
Pensions and investments | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(277)	(240)
Pensions and investments | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(251)	(218)
Pensions and investments | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(207)	(199)
Pensions and investments | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(189)	(164)
Pensions and investments | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(172)	(152)
Pensions and investments | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(663)	(591)
Pensions and investments | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,358)	(1,169)
Annuities, protection and other
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(1,268)	(1,913)
Annuities, protection and other | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin		(544)
Annuities, protection and other | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(106)	(660)
Annuities, protection and other | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(98)	(106)
Annuities, protection and other | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(90)	(98)
Annuities, protection and other | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(83)	(90)
Annuities, protection and other | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(78)	(83)
Annuities, protection and other | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(306)	(331)
Annuities, protection and other | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(507)	(545)
Reinsurance contract liabilities
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	90	467
Reinsurance contract liabilities | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	0	426
Reinsurance contract liabilities | Not later than 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	12	433
Reinsurance contract liabilities | Later than 1 year and not later than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	10	5
Reinsurance contract liabilities | Later than 2 years and not later than 3 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	8	4
Reinsurance contract liabilities | Later than 3 years and not later than 4 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	7	3
Reinsurance contract liabilities | Later than 4 years and not later than 5 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6	3
Reinsurance contract liabilities | 5 to 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	18	8
Reinsurance contract liabilities | Over 10 years £m
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	£ 29	£ 11